Credit Facilities and Lease Obligations - Mandatory Principal Repayments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Lease payment, undiscounted	$ 218.3
2024
Disclosure of detailed information about borrowings [line items]
Lease payment, undiscounted	43.8
2025
Disclosure of detailed information about borrowings [line items]
Lease payment, undiscounted	37.5
2026
Disclosure of detailed information about borrowings [line items]
Lease payment, undiscounted	31.0
2027
Disclosure of detailed information about borrowings [line items]
Lease payment, undiscounted	21.5
2028
Disclosure of detailed information about borrowings [line items]
Lease payment, undiscounted	17.1
Thereafter
Disclosure of detailed information about borrowings [line items]
Lease payment, undiscounted	$ 67.4